MBL VARIABLE CONTRACT ACCOUNT -- 2

To Contract Holders and Participants:

PERFORMANCE AND RECOGNITION

The value of each Variable Accumulation Unit of MBL Variable Contract Account-2 ("VCA-2") as of June 30, 1998 was $212.833, versus a value of $188.325 on December 31, 1997. This represents a 13.0% increase for the six month period. The Standard & Poor's 500 Stock Index, a generally accepted market index of unmanaged equity securities, increased 17.7% during the same period. The accompanying semiannual report of MBL Growth Fund (the "Fund") in which VCA-2 invests exclusively, contains its customary review by Markston Investment Management, the Fund's Investment Adviser, of its overall performance.

We are pleased to report that MORNINGSTAR, INC., the widely recognized independent fund rating company, has continued to give the Account its highest variable annuity rating, five stars, (***** ) as of June 30, 1998.(1) There are 2,118, 1,361, and 678 subaccounts in Morningstar's domestic equity variable annuity category for the 3-, 5-, and 10-year periods, respectively.

IMPORTANT ORGANIZATIONAL DEVELOPMENTS

Recently, you received a "sticker" supplement to your VCA-2 prospectus dated August 6. This notice announced the proposed sale of most of the life insurance and annuity businesses of VCA-2's sponsor, MBL Life Assurance Corporation ("MBL Life"), to Anchor National Life Insurance Company, a subsidiary of SunAmerica, Inc.

As an MBL Life group annuity contract holder or participant, you will also receive additional detailed information about the proposed sale. In this letter, however, I want to tell you how the sale will affect VCA-2, and also note that you may have, among other options, the opportunity to exchange your VCA-2 account tax-free for a product offered by one of the SunAmerica life companies.

The sale of MBL Life's insurance businesses will effect a resolution of the Mutual Benefit Life Rehabilitation, probably in June of 1999. At that time, VCA-2 will be dissolved; MBL Life will then begin the process of terminating all business operations.

Before this happens, you will receive detailed information and adequate time to decide to exchange, transfer or redeem your account. There is nothing that you need to do now.

In the meantime, we appreciate your continued support and welcome your comments and observations. We thank you for your continued confidence in MBL Variable Contract Account-2. If you have any questions, please call your Customer Service Representative at 1-800-435-3191.

Sincerely,

           [SIG]

William G. Clark
Senior Vice President
Pension and Investment Products                                  August 12, 1998
MBL Life Assurance Corporation

(1) Morningstar's proprietary ratings for variable annuity subaccounts reflect risk-adjusted performance and are subject to change each month. Past performance is no guarantee of future results. A subaccount's rating is determined by subtracting its risk score from its performance score for the 3-, 5-, and 10-year periods. These ratings compare annuities in the same investment class, in this case domestic equity. The top 10% of subaccounts in an investment category receive five stars. For more information, please call your Customer Service Representative at MBL Life Assurance Corporation, 1-800-435-3191.

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 1998
(UNAUDITED)

ASSETS

Investments in MBL Growth Fund, Inc.
  4,195,792 shares at net asset value of $13.78 per share
  (cost -- $47,604,990)...................................................  $57,818,007

LIABILITY

Due to MBL Life -- Note D.................................................      356,463
                                                                            -----------
NET ASSETS................................................................  $57,461,544
                                                                            -----------
                                                                            -----------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS
    268,635 variable accumulation units at value
      of $212.833 per unit................................................  $57,174,492
    Variable annuity reserves -- Note A...................................      287,052
                                                                            -----------
                                                                            $57,461,544
                                                                            -----------
                                                                            -----------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

Investment expenses -- Note D:
  Risk and death benefit charges...........................................  $  104,964
                                                                             ----------
        Net investment loss................................................     104,964
                                                                             ----------

Realized and unrealized gain on investments -- Note E:
  Net realized gain on sales of investments................................     296,244
  Net increase in unrealized appreciation of investments...................   6,618,820
                                                                             ----------
        Net gain on investments............................................   6,915,064
                                                                             ----------
Net increase in net assets resulting from operations.......................  $6,810,100
                                                                             ----------
                                                                             ----------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                SIX MONTHS         YEAR
                                                                                  ENDED           ENDED
                                                                                 JUNE 30,      DECEMBER 31,
                                                                                   1998            1997
                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income (loss)..............................................  $     (104,964) $    6,657,709
  Net realized gain on sales of investments.................................         296,244         245,598
  Net change in unrealized appreciation/depreciation of
   investments..............................................................       6,618,820       5,710,244
                                                                              --------------  --------------
    Net increase in net assets resulting from operations....................       6,810,100      12,613,551
                                                                              --------------  --------------

FROM CONTRACT HOLDERS' TRANSACTIONS -- NOTE B
  Net purchase payments.....................................................         107,170         173,226
  Accumulation units surrendered............................................      (1,668,440)     (2,112,509)
  Annuity payments..........................................................         (19,761)        (32,996)
                                                                              --------------  --------------
    Decrease in net assets resulting from Contract Holders' transactions....      (1,581,031)     (1,972,279)
                                                                              --------------  --------------

Increase in amount due MBL Life resulting from investment activities and
 mortality gains and losses -- Note D.......................................         (64,901)        (55,422)
                                                                              --------------  --------------
    Net increase in net assets..............................................       5,164,168      10,585,850

Net assets
  Beginning of period.......................................................      52,297,376      41,711,526
                                                                              --------------  --------------
  End of period.............................................................  $   57,461,544  $   52,297,376
                                                                              --------------  --------------
                                                                              --------------  --------------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE A -- MBL Variable Contract Account -- 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, and a separate account of MBL Life Assurance Corporation ("MBL Life") established under the Insurance Laws of New Jersey. MBL Life provides for variable accumulation and benefits under the Account's contract by crediting annuity considerations to the Account or the Fixed Accumulation Account, as elected by the participant (see Notes B and C). Significant accounting policies of the Account are as follows:

INVESTMENTS -- Investments are valued at net asset value. The Account purchases shares of MBL Growth Fund, Inc. (the "Fund") at the net asset value of such shares on the date monies are received. Cost represents the aggregate of such purchases at the respective net asset values, less shares redeemed at average cost. The Account recognizes dividend income and capital gain distributions, if any, on the ex-dividend date as set by the Fund.

VARIABLE ANNUITY RESERVES -- The variable annuity reserves are actuarially determined on the basis of the 1951 Group Annuity Mortality Tables for Males, modified, at 3.5%.

FEDERAL INCOME TAXES -- The Account does not provide for Federal income taxes since the operations of the Account form a part of, and are taxed with, the total operations of MBL Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contract Holders are excluded in the determination of the Federal income tax liability of MBL Life.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE B -- On April 29, 1994, the Third Amended Plan of Rehabilitation (the "Plan") of Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life") was implemented. The Plan, as confirmed by the Superior Court of New Jersey (the "Court"), reaffirmed the status of the Account as a separate account. Pursuant to the terms of the Plan, substantially all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Account were transferred to a new separate account of MBL Life. Also, as of April 29, 1994, the ownership of the stock of MBL Life was transferred to a Trust, of which the New Jersey Commissioner of Banking and Insurance is the sole Trustee.

The Plan permits redemptions of amounts from the Account to continue, as requested. Annuity payments which commenced prior to July 16, 1991 and any death benefits payable, both before and after July 16, 1991, are unaffected and will continue to be paid under the terms of the Plan. While both deposits and transfers from other separate accounts of MBL Life, for the purchase of variable annuities, may be made to the Account by participants under existing contracts, applications for new contracts are not being accepted. The terms of the Plan currently prohibit or limit redemptions from the Companion Contract and transfers between the Account and the Companion Contract.

Approximately 69% of the Accounts outstanding units are owned by three separate Contract Holders.

NOTE C -- On July 15, 1998, MBL Life entered into an agreement with Anchor National Life Insurance Company ("Anchor National"), a subsidiary of SunAmerica, Inc., pursuant to which Anchor National will purchase the individual life and individual and group annuity businesses of MBL Life (the "Acquisition"). In accordance with the Plan of Rehabilitation of Mutual Benefit Life, the Acquisition is subject to certain judicial and regulatory approvals. Assuming that the necessary approvals are obtained, it is currently anticipated that the Acquisition will occur no later than December 31, 1998. The Acquisition will effect a resolution to the proceedings associated with the Plan.

As part of the resolution of the proceedings associated with the Plan, MBL Life has indicated that it intends to seek a court order to terminate the Account. Pursuant to the proposed court order, group annuity contract holders and participants will be provided with adequate notice and disclosure regarding the termination of the Account.

NOTE D -- A charge at the annual rate of 0.37% is made daily against Account assets for mortality and expense risks assumed by MBL Life and for provision of the guaranteed minimum death benefit. The portion of these charges which are retained in the Account and are due to MBL Life participate ratably in the investment performance of the Account.

NOTE E -- Aggregate purchases and proceeds from the sales of investments during the period ended June 30, 1998 amounted to $173,575 and $1,931,596, respectively.

The net realized gain on sales of investments was calculated as follows:

Proceeds from sales of investments..........................  $ 1,931,596
Cost of investments sold....................................    1,635,352
                                                              -----------
  Net realized gain on investments..........................  $   296,244
                                                              -----------
                                                              -----------

The net increase in unrealized appreciation of investments was calculated as follows:

Unrealized appreciation of investments:
  Beginning of period.......................................  $ 3,594,197
  End of period.............................................   10,213,017
                                                              -----------
    Net increase in unrealized appreciation of
    investments.............................................  $ 6,618,820
                                                              -----------
                                                              -----------

NOTE F -- The change in the number of accumulation units outstanding was as follows:

                                                   SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    JUNE 30,     DECEMBER 31,
                                                      1998           1997
                                                   -----------  ---------------
Balance at beginning of period...................     276,202        287,783
Net units purchased..............................         522          1,043
Accumulation units surrendered...................      (8,089)       (12,624)
                                                   -----------       -------
Balance at end of period.........................     268,635        276,202
                                                   -----------       -------
                                                   -----------       -------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

----------------------------------------

MBL VARIABLE CONTRACT ACCOUNT -- 2

MBL Life Assurance Corporation

520 Broad Street - Newark, New Jersey 07102
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR CONTRACT HOLDERS AND PARTICIPANTS IN MBL VARIABLE CONTRACT ACCOUNT -- 2. IT IS NOT AUTHORIZED FOR OTHER DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH INCLUDES INFORMATION CONCERNING THE ACCOUNT AND THE APPLICABLE SALES COMMISSIONS. FS-307 (8-98)

Semiannual Report
June 30, 1998

MBL VARIABLE
CONTRACT ACCOUNT -- 2
Group Variable Annuity Contracts

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